Plant and Equipment - Additional Information (Detail)	12 Months Ended
Dec. 31, 2024
Bottom of Range [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful lives	3 years
Top of Range [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful lives	5 years